Note 53 - Related-Party Transactions - Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Line Items
Financial guarantees given	€ 47,671,000	€ 50,540,000	€ 49,876,000
Board Of Directors
Related Party Transactions Line Items
Corporate loans			200
Senior Management [Member]
Related Party Transactions Line Items
Corporate loans	4,049	5,573	6,641
Financial guarantees given	28	28
Board Of Directors Related Parties [Member]
Related Party Transactions Line Items
Corporate loans			10,000
Senior Management Related Parties [Member]
Related Party Transactions Line Items
Corporate loans	85	98	113
Financial guarantees given	€ 8	€ 8	€ 1,679